Related Party Disclosures (Details Narrative) $ in Thousands	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jul. 10, 2020 USD ($) shares	Jul. 30, 2021 USD ($) shares	Dec. 02, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2021
Disclosure of transactions between related parties [line items]
Interest rate					10.15%	9.96%	8.39%
Losses on disposals of investments					$ (0)	$ 24,149	$ (0)
Interest income					598	4,627	8,647
Services expense					63,307	55,110	46,312
Current debt instruments issued					10,000	5,000
Key management personnel compensation					1,060	900	900
Minimum [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Base Salary					280
Maximum [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Base Salary					$ 340
Navios Holdings [member] | Navios Holdings Agreement [member]
Disclosure of transactions between related parties [line items]
Line Of Credit Facility Initiation Date1					Apr. 25, 2019
Notional amount					$ 50,000
Description of agreement's scope					to be used for general corporate purposes, including the repurchase of Navios Holdings’ 7.375% First Priority Ship Mortgage Notes due 2022 (the “Navios Holdings 2022 Notes”)
Brokerage fee expense					$ 500
Interest income					$ 0	4,222	8,277
Navios Holdings [member] | Navios Holdings Agreement [member] | Amendment [member]
Disclosure of transactions between related parties [line items]
Interest rate					10.00%
Line Of Credit Facility Increase Decrease For Period Net				$ 20,000
Maturity date					December 2024
Navios Holdings [member] | Navios Holdings Agreement [member] | First Year [member]
Disclosure of transactions between related parties [line items]
Interest rate					12.75%
Navios Holdings [member] | Navios Holdings Agreement [member] | Second Year [member]
Disclosure of transactions between related parties [line items]
Interest rate					14.75%
Navios Holdings [member] | Administrative Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Administrative expenses					$ 1,431	1,144	1,144
Grimaud [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Interest rate								13.00%
Common stock issued | shares		2,414,263
Interest payable		$ 6,381
Common stock sold | shares			752,000
Proceeds from sale of common stock			$ 3,704
Losses on disposals of investments					$ 24,149
Grimaud [member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Repayment date					February 2023
Debt instruments issued			$ 20,000
Number Of Periodic Payments			4
Borrowings Frequency Of Periodic Payment			semi-annual
Current debt instruments issued					$ 10,000
Supplemental Navios Holdings Loan Agreement [member]
Disclosure of transactions between related parties [line items]
Description of agreement's scope	Grimaud and Navios Holdings agreed to amend the Navios Holdings Loan Agreement
Prepayment amount	$ 7,500
Common stock sold | shares	9,301,542
Repayment date	July 13, 2021
Empresa Hotelera Argentina S.A. Pit Jet [member] | Lodging and travel services [member]
Disclosure of transactions between related parties [line items]
Services expense					8	0	$ 16
Amounts payable, related party transactions					$ 0	$ 0